                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.


--------------------------------------------------------------------------------
1.     Name and address of issuer:

       Western Reserve Series Life Corporate Account
       4333 Edgewood Rd NE
       Cedar Rapids, IA   52499

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3.     Investment Company Act File Number:      811-08833

       Securities Act File Number:    333-57681

--------------------------------------------------------------------------------
4(a).  Last day of fiscal year for which this Form is filed:    12/31/00

       -

--------------------------------------------------------------------------------
4(b).  [ ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
            Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


--------------------------------------------------------------------------------
4(c).  [ ]  Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.     Calculation of registration fee:

       (i)      Aggregate sale price of securities
                sold during the fiscal year pursuant
                to section 24(f):                                   $10,784,212

       (ii)     Aggregate price of securities redeemed
                or repurchased during the fiscal year:  $_3,239,135

       (iii)    Aggregate price of securities redeemed
                or repurchased during any prior fiscal
                year ending no earlier than October 11,
                1995 that were not previously used to
                reduce registration fees payable to the
                Commission                              $__-0-_____

       (iv)     Total available redemption credits
                [add Items 5(ii) and 5(iii)]:                      - $3,239,135

       (v)      Net sales -- if Item 5(i) is greater
                than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i)]:                                     $7,545,077

       ------------------------------------------------------------
       (vi)     Redemption credits available for use in $_(_-0-
                future years -- if Item 5(i) is less
                than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i)]:
       ------------------------------------------------------------
       (vii)    Multiplier for determining registration
                fee (See Instruction C.9):                           X  .000250

       (viii)   Registration fee due [multiply Item 5(v)
                by Item 5(vii)] (enter "0" if no fee
                is due):                                              =  $1,886

--------------------------------------------------------------------------------

6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting and amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

--------------------------------------------------------------------------------
7.     Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                   +$----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8.     Total of the amount of the registration fee due plus any interest due
       [line 5(viii) plus line 7]:

                                                             =  $--------------

--------------------------------------------------------------------------------
9.     Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository:     3/26/01


       Method of Delivery:

                                    Wire Transfer   XXXXX

                                    Mail or other means

--------------------------------------------------------------------------------


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    s/William H. Geiger
                          ----------------------------------------------

                             Senior Vice President
                          ----------------------------------------------


Date             3/22/01
       -----------------

  * PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.